UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03595

Name of Fund: BlackRock Healthcare Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Healthcare Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Healthcare Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Biotechnology - 30.7%	Alexion Pharmaceuticals, Inc. (a)	181,900	$ 8,012,695
	Amgen, Inc. (a)	40,000	2,492,400
	Biogen Idec, Inc. (a)	85,000	4,041,750
	Celgene Corp. (a)	480,000	27,340,800
	Cephalon, Inc. (a)(b)	85,000	4,985,250
	Genzyme Corp. (a)	306,000	15,878,340
	Gilead Sciences, Inc. (a)	435,000	21,284,550
	Onyx Pharmaceuticals, Inc. (a)	110,000	3,951,200
	Vertex Pharmaceuticals, Inc. (a)	349,100	12,571,091
			100,558,076
Health Care Equipment &	Baxter International, Inc.	217,000	12,232,290
Supplies - 19.0%	Beckman Coulter, Inc.	20,000	1,259,800
	Boston Scientific Corp. (a)	165,000	1,772,100
	Covidien Plc	100,000	3,781,000
	Gen-Probe, Inc. (a)	160,000	5,939,200
	Hologic, Inc. (a)	574,408	8,438,054
	Masimo Corp. (a)	510,000	12,469,500
	NuVasive, Inc. (a)(b)	35,000	1,448,650
	SonoSite, Inc. (a)(b)	440,000	10,370,800
	St. Jude Medical, Inc. (a)	55,000	2,074,050
	Varian Medical Systems, Inc. (a)	68,000	2,398,360
			62,183,804
Health Care Providers & Services - 23.2%	Aetna, Inc.	140,000	3,775,800
	AmerisourceBergen Corp.	345,000	6,803,400
	Express Scripts, Inc. (a)(b)	226,000	15,829,040
	Genoptix, Inc. (a)	341,541	10,693,649
	Laboratory Corp. of America Holdings (a)	90,000	6,047,100
	Medco Health Solutions, Inc. (a)	246,000	13,003,560
	Quest Diagnostics, Inc.	90,000	4,915,800
	UnitedHealth Group, Inc.	160,000	4,489,600
	WellCare Health Plans, Inc. (a)	140,000	3,116,400
	WellPoint, Inc. (a)	141,900	7,469,616
			76,143,965
Health Care Technology - 6.7%	HLTH Corp. (a)(b)	1,488,200	21,846,776
Internet Software & Services - 2.3%	WebMD Health Corp. Class A (a)	223,600	7,470,476
Life Sciences Tools & Services - 4.7%	Covance, Inc. (a)(b)	95,000	5,239,250
	Life Technologies Corp. (a)	33,700	1,534,361
	Thermo Fisher Scientific, Inc. (a)	155,000	7,018,400
	Waters Corp. (a)	35,000	1,758,750
			15,550,761
Pharmaceuticals - 13.2%	Abbott Laboratories	90,000	4,049,100
	Allergan, Inc.	45,000	2,404,350
	Bayer AG	85,700	5,252,107
	Bristol-Myers Squibb Co.	65,000	1,413,100
	Johnson & Johnson	100,000	6,089,000
	Merck & Co., Inc.	140,000	4,201,400
	Mylan, Inc. (a)	31,096	410,156
1

BlackRock Healthcare Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
	Pfizer, Inc.		70,000 $	1,115,100
	Schering-Plough Corp.		150,000	3,976,500
	Shire Pharmaceuticals Plc (c)		200,000	8,962,000
	Warner Chilcott Ltd. (a)		240,000	3,624,000
	Wyeth		40,000	1,862,000
				43,358,813
	Total Long-Term Investments
	(Cost - $275,311,473) - 99.8%			327,112,671
			Beneficial
			Interest
	Short-Term Securities		(000)
	BlackRock Liquidity Series, LLC Money
	Market Series, 0.44% (d)(e)(f)		$ 23,313	23,312,901
	Total Short-Term Securities
	(Cost - $23,312,901) - 7.1%			23,312,901
	Total Investments
	(Cost - $298,624,374*)	- 106.9%		350,425,572
	Liabilities in Excess of Other Assets - (6.9)%			(22,650,916)
	Net Assets - 100.0%		$ 327,774,656
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 302,497,431
Gross unrealized appreciation	$ 59,187,070
Gross unrealized depreciation		(11,258,929)
Net unrealized appreciation	$ 47,928,141
(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:
		Net
Affiliate		Activity	Income
BlackRock Liquidity Funds, TempCash		(774,577)	$ 9,997
BlackRock Liquidity Series, LLC
Money Market Series	$ (974,949)		$ 14,795
(e) Represents the current yield as of report date.
(f) Security was purchased with the cash proceeds from securities loans.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
2

BlackRock Healthcare Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1 - Long Term Investments [1]	$ 321,860,564
Level 2 -
Long Term Investments
Pharmaceuticals	5,252,107
Short Term Securities	23,321,901
Total Level 2	28,574,008
Level 3	-
Total	$ 350,434,572
[1] See above Schedule of Investments for values in each industry excluding the industry in level 2 within the table.
3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Healthcare Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Healthcare Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Healthcare Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Healthcare Fund, Inc.

Date: September 22, 2009